Derivative liability - Current Derivative Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Reconciliation Of Changes In Derivative Financial Liabilities [Abstract]
Opening balance	$ 0	$ 0
Initial recognition	7,299	0
Fair value change	2,652	0
Fair value, end of the year	$ 9,951	$ 0